Related Parties Balances and Transactions (Details) - Schedule of related party balances - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule of Related Party Balances [Abstract]
Payables to related party - Officers	$ 3	[1]	$ 22	[1],[2]	$ 10	[2]
Total Payables to related party	$ 3		$ 22		$ 10

[1]	Relates to Chief Executive Officer’s and Chief Financial Officer’s services
[2]	Relates to Chief Executive Officer’s and Chief Financial Officer’s services